Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of accounts payable

	December 31,
Description	2021	2020

Accounts payable – local currency	1,680,614	1,612,933
Accounts payable – foreign currency	654,551	948,794
	2,335,165	2,561,727

Current	1,771,663	2,238,668
Non-current	563,502	323,059